PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2021
Property, plant and equipment [abstract]
Schedule of Property Plant and Equipment

	December 31,	June 30,	June 30,
	2020	2021	2021
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

At cost:
Buildings	46	46	7
Machinery and equipment	863	863	134
Motor vehicles	279	279	43
Accumulated depreciation and amortization	(1,030)	(1,063)	(165)

	158	125	19